INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 18 – INCOME TAXES

The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

Income/(loss) before provision for income taxes consisted of the following:

	Year ended December 31, 2025	Year ended December 31, 2024
United States	$(15,723,636)	$(23,753,863)

The federal and state income tax provision (benefit) is summarized as follows:

	Year ended December 31, 2025	Period from March 16, 2024 (inception) through December 31, 2024
Current
Federal	$-	$-
State*	-	-
Other	-	-
Total current tax expense	-	-

Deferred
Federal	-	-
State	-	-
Other	-	-
Total deferred tax expense	-	-

Total tax expense	$-	$-

*	Immaterial amounts

The Company had no income tax expense for the year ended December 31, 2025, and December 31, 2024.

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The tax effects of significant items comprising the Company’s deferred taxes as of December 31 are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Start-up expenses	$2,193,428	$2,469,389
Land development costs	-	-
Net operating loss	4,929,276	2,442,165
Capital loss carryforward	216,247	-
Accruals and other	113,472	696
Stock based compensation	1,245,853	1,623,724
Accrued bonuses	379,692	289,460
Bridge loan discount	-	375,240
Total deferred tax assets	9,077,968	7,200,674

Deferred tax liabilities:
Fixed assets	(967)	(495)
Total deferred tax liabilities	(967)	(495)

Valuation allowance	(9,077,001)	(7,200,179)
Net deferred taxes	$-	$-

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is more likely than not. Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets is currently not likely to be realized and, accordingly, has provided a valuation allowance.

The valuation allowance increased by $1,876,822 during the year ended December 31, 2025, and $6,611,889 during the period December 31, 2024.

Net operating losses and tax credit carryforwards as of the Financial Statement Date December 31, 2025, are as follows:

	Amount	Expiration Years

Net operating losses, federal (Post December 31, 2017)	$22,503,903	Do Not Expire
Net operating losses, state	6,438,506	2044
Capital loss carryforward	1,029,745	2030

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	Year ended December 31, 2025	Year ended December 31, 2024

Statutory rate	21.00%	21.00%
State tax	%	1.44%
SPAC exploration expenses	-%	-
SAFE note expenses	%	-0.84%
Change in valuation allowance	-11.98%	-25.77%
Start up costs	-%	8.06%
Other	0.16%	-1.20%
Earn out shares value adjustment	0.71%	3.60%
Warrant liability value adjustment	1.88%	-%
Success based fees	-%	2.78%
Stock based compensation	-11.81%	-2.37%
Sale of investments	0.19%	-%
Legal fees associated with stock issuance	-0.15%	-6.70%
Total	-	-

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows (in dollars):

	Year ended December 31, 2025	Year ended December 31, 2024

Statutory rate	$(3,301,963)	$(4,988,311)
State tax	-	(343,105)
SPAC exploration expenses	-	-
SAFE note expenses	-	200,550
Change in valuation allowance	1,884,111	6,122,057
Start up costs	-	(1,914,151)
Other	(25,490)	285,233
Earn out shares value adjustment	(110,880)	(856,002)
Warrant liability value adjustment	(295,932)	-
Success based fees	-	(661,500)
Stock based compensation	1,856,609	563,884
Sale of investments	(29,600)	-
Legal fees associated with stock issuance	23,145	1,591,345
Total	$-	$-